Income Taxes - Components of income tax expense (benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal				$ 35,088
State			$ 700
Foreign			1,849	1,278
Total current income tax			2,549	36,366
Deferred:
Federal			15,401	(15,401)
Total deferred tax			15,401	(15,401)
Total income tax expense	$ 37,000	$ 0	$ 17,950	$ 20,965